RELATED PARTY TRANSACTIONS (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Stock issuance for compensation, Amount					$ 270,000
Non-cash contributed services		$ 7,500		$ 20,150	12,650	$ 40,525
Payments amounted					99,726	1,527
Advances from related party	$ 19,672		$ 19,672		$ 1,600	103,412
Accrued interest - related party						$ 46,135
Accrued compensation	$ 22,500		$ 22,500
Payments on advances payable to related party			72,478,947
Owed to related party	$ 99,077		$ 99,077		$ 1,600
Officers And Directors [Member]
Stock issuance for compensation, Shares					67,500	67,500
Stock issuance for compensation, Amount					$ 270,000	$ 270,000